SCHEDULE OF RESTRICTED STOCK AWARDS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Number of Shares, Unvested at Beginning of Period	69,883	57,027
Weighted- Average Grant Date Fair Value, Unvested at Beginning of Period	$ 34.05	$ 39.20
Number of Shares, Granted		31,429
Weighted- Average Grant Date Fair Value, Granted		$ 9.80
Number of Shares, Vested	(4,285)	(7,858)
Weighted- Average Grant Date Fair Value, Vested	$ 11.20	$ 9.93
Number of Shares, Forfeited or Cancelled RSAs		(10,715)
Weighted- Average Grant Date Fair Value, Forfeited or Cancelled RSAs		$ 8.40
Number of Shares, Unvested at End of Period	65,598	69,883
Weighted- Average Grant Date Fair Value, Unvested at End of Period	$ 35.18	$ 34.05